Other Intangible Assets - Summary of Other Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 30,955	£ 17,202
Charge for the year	(1,137)	(1,103)	£ (902)
Impairment losses	(257)	(126)	(134)
Ending Balance	29,824	30,955	17,202
Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	19,620	8,732
Ending Balance	18,368	19,620	8,732
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	42,007	27,587
Exchange adjustments	(82)	(1,492)
Capitalised development costs	313	239
Capitalised borrowing costs		1
Additions through business combinations	2	15,479
Other additions	734	662
Disposals and asset write-offs	(280)	(242)
Transfer to assets held for sale	(885)	(296)
Reclassifications	29	69
Ending Balance	41,838	42,007	27,587
Cost [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	19,894	9,056
Exchange adjustments	(74)	(1,037)
Additions through business combinations		12,357
Transfer to assets held for sale	(635)	(227)
Reclassifications	(572)	(255)
Ending Balance	18,613	19,894	9,056
Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(8,416)	(7,720)
Exchange adjustments	25	142
Charge for the year	(1,137)	(1,103)
Disposals and asset write-offs	229	219
Transfer to assets held for sale	45	46
Ending Balance	(9,254)	(8,416)	(7,720)
Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,636)	(2,665)
Exchange adjustments	40	73
Impairment losses	(295)	(136)
Reversal of impairments	38	10
Disposals and asset write-offs	38	22
Transfer to assets held for sale	55	60
Ending Balance	(2,760)	(2,636)	(2,665)
Impairment [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(274)	(324)
Exchange adjustments	1
Impairment losses	(11)	(3)
Transfer to assets held for sale		53
Reclassifications	39
Ending Balance	(245)	(274)	(324)
Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(11,052)
Ending Balance	(12,014)	(11,052)
Depreciation, amortisation, and impairment [member] | Brands with indefinite useful life [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(274)
Ending Balance	(245)	(274)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,058	1,046
Ending Balance	1,053	1,058	1,046
Computer software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,397	2,365
Exchange adjustments	(1)	(37)
Capitalised borrowing costs		1
Additions through business combinations	2	31
Other additions	240	197
Disposals and asset write-offs	(260)	(235)
Transfer to assets held for sale	(4)	(7)
Reclassifications	29	82
Ending Balance	2,403	2,397	2,365
Computer software [member] | Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,302)	(1,307)
Exchange adjustments	(3)	19
Charge for the year	(241)	(233)
Disposals and asset write-offs	221	215
Transfer to assets held for sale	3	4
Ending Balance	(1,322)	(1,302)	(1,307)
Computer software [member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(37)	(12)
Exchange adjustments	0	3
Impairment losses	(29)	(49)
Disposals and asset write-offs	38	19
Transfer to assets held for sale		2
Ending Balance	(28)	(37)	(12)
Computer software [member] | Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,339)
Ending Balance	(1,350)	(1,339)
Licences And Franchises Amortised Brands [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	10,277	7,424
Ending Balance	10,403	10,277	7,424
Licences And Franchises Amortised Brands [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	19,716	16,166
Exchange adjustments	(7)	(418)
Capitalised development costs	313	239
Additions through business combinations		3,091
Other additions	494	465
Disposals and asset write-offs	(20)	(7)
Transfer to assets held for sale	(246)	(62)
Reclassifications	572	242
Ending Balance	20,822	19,716	16,166
Licences And Franchises Amortised Brands [Member] | Depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(7,114)	(6,413)
Exchange adjustments	28	123
Charge for the year	(896)	(870)
Disposals and asset write-offs	8	4
Transfer to assets held for sale	42	42
Ending Balance	(7,932)	(7,114)	(6,413)
Licences And Franchises Amortised Brands [Member] | Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(2,325)	(2,329)
Exchange adjustments	39	70
Impairment losses	(255)	(84)
Reversal of impairments	38	10
Disposals and asset write-offs		3
Transfer to assets held for sale	55	5
Reclassifications	(39)
Ending Balance	(2,487)	(2,325)	£ (2,329)
Licences And Franchises Amortised Brands [Member] | Depreciation, amortisation, and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(9,439)
Ending Balance	£ (10,419)	£ (9,439)